UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund:   BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

             New Jersey Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 129.8%
Corporate — 11.2%
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	$4,550	$4,869,410
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, Series B, 5.63%, 11/15/30	485	537,657
Continental Airlines, Inc. Project, Series A, AMT, 5.63%, 11/15/30	1,730	1,917,826
Provident Group-Kean Properties, Series A, 5.00%, 7/01/47	440	467,148
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 7/01/46	1,330	1,380,806
New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	7,900	8,600,572
New Jersey American Water Co., Inc. Project, AMT, Series B, 5.60%, 11/01/34	2,430	2,648,481
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,627,530

		25,049,430

County/City/Special District/School District — 20.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,280	2,298,263
5.25%, 11/01/44	5,600	5,617,192
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM):
5.00%, 7/01/33	925	1,031,505
5.00%, 7/01/35	1,435	1,584,814
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/26	1,200	1,343,040
5.00%, 1/15/27	845	943,781
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 7/01/33 (a)	755	757,929
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	3,765	3,767,974

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	$2,700	$3,435,075
5.50%, 10/01/29	5,085	6,497,257
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	4,800	5,076,048
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 9/01/40	1,470	1,645,180
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	1,400	1,697,206
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	1,400	1,574,580
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	670	721,670
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	4,115	4,450,661
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 3/01/38	1,625	1,823,981
New Brunswick New Jersey Parking Authority, Refunding RB, City Guaranteed, Series A (BAM), 5.00%, 9/01/39	735	830,300

		45,096,456

Education — 26.9%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	600	607,338
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.20%, 10/01/44	235	234,065
Leap Academy Charter School, Series A, 6.30%, 10/01/49	375	375,338

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey EDA, RB (continued):
MSU Student Housing Project Provide, 5.75%, 6/01/31	$1,000	$1,082,740
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,616,490
School Facilities Construction (AGC), 5.50%, 12/15/18 (c)	1,295	1,390,390
School Facilities Construction (AGC), 5.50%, 12/15/34	25	26,439
Team Academy Charter School Project, 6.00%, 10/01/33	2,835	3,114,616
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A (b):
5.88%, 8/01/44	780	763,838
6.00%, 8/01/49	555	548,695
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	3,925	3,984,974
Montclair State University, Series J, 5.25%, 7/01/18 (c)	640	672,461
New Jersey Educational Facilities Authority, Refunding RB:
City of New Jersey University Issue, Series D, 4.00%, 7/01/34	535	543,822
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (c)	3,350	3,510,532
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	1,001,910
Kean University, Series A, 5.50%, 9/01/36	4,500	4,872,420
Montclair State University, Series A, 5.00%, 7/01/44	6,790	7,503,561
Montclair State University, Series B, 5.00%, 7/01/33	1,000	1,138,680
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,250	1,361,563
Ramapo College, Series B, 5.00%, 7/01/42	340	369,553
Rider University, Series A, 5.00%, 7/01/32	1,000	1,062,940
Rowan University, Series B (AGC), 5.00%, 7/01/18 (c)	1,800	1,886,040
Seton Hall University, Series D, 5.00%, 7/01/38	395	435,701

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
Stevens Institute of Technology, Series A, 5.00%, 7/01/42	$540	$604,395
Stevens Institute of Technology, Series A, 4.00%, 7/01/47	305	303,319
University of Medicine & Dentistry, Series B, 7.13%, 6/01/19 (c)	1,300	1,462,994
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	2,905	3,162,673
Series 1A, 5.00%, 12/01/25	640	676,013
Series 1A, 5.00%, 12/01/26	400	418,292
Series 1A, 5.25%, 12/01/32	900	946,890
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	1,500	1,656,450
5.00%, 7/01/42	3,040	3,346,158
5.00%, 7/01/45	2,935	3,206,223
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	5,870	6,483,885

		60,371,398
Health — 10.5%
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 2/15/34	590	621,901
New Jersey EDA, Refunding RB, Lions Gate Project:
5.00%, 1/01/34	500	510,200
5.25%, 1/01/44	315	322,812
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/18 (c)	925	968,993
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 7/01/18 (c)	400	419,024
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	1,420	1,599,076
Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,500	2,691,900

2	BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/21 (c)	$2,435	$2,897,455
Princeton Healthcare System, 5.00%, 7/01/34	860	962,598
Princeton Healthcare System, 5.00%, 7/01/39	1,445	1,595,858
Robert Wood Johnson University Hospital, 5.00%, 1/01/20 (c)	1,000	1,099,720
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 7/01/43	935	943,555
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	2,160	2,390,839
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (c)	1,090	1,276,586
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (c)	3,030	3,548,676
St. Joseph’s Healthcare System Obligated Group, 5.00%, 7/01/41	705	755,859
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	930	869,792

		23,474,844

Housing — 3.1%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	2,305	2,392,221
S/F Housing, Series AA, 6.50%, 10/01/38	25	25,734
S/F Housing, Series CC, 5.00%, 10/01/34	1,400	1,436,106
S/F Housing, Series U, AMT, 4.95%, 10/01/32	205	205,215
S/F Housing, Series U, AMT, 5.00%, 10/01/37	185	186,443
New Jersey Housing & Mortgage Finance Agency, Refunding RB, AMT, Series D, 4.25%, 11/01/37 (d)	745	746,654

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (continued)
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/19 (c)	$1,750	$2,002,158

		6,994,531
State — 13.6%
Garden State Preservation Trust, RB, CAB, Series B (AGM) (e):
0.00%, 11/01/23	1,460	1,214,910
0.00%, 11/01/28	4,540	3,031,585
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	2,000	2,309,160
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	9,090	9,321,159
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,125	1,135,631
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/26	440	470,268
Cigarette Tax, 5.00%, 6/15/28	720	765,202
Cigarette Tax, 5.00%, 6/15/29	1,760	1,861,587
School Facilities Construction, 5.25%, 6/15/19 (c)	265	288,540
School Facilities Construction, Series AA, 5.25%, 6/15/19 (c)	70	76,218
School Facilities Construction, Series AA, 5.50%, 6/15/19 (c)	2,005	2,193,630
School Facilities Construction, Series AA, 5.50%, 12/15/29	995	1,038,631
School Facilities Construction, Series AA, 5.25%, 12/15/33	665	675,813
School Facilities Construction, Series GG, 5.25%, 9/01/27	3,000	3,141,960
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	1,785	1,797,084

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/19 (c)	$1,100	$1,195,029

		30,516,407
Transportation — 42.8%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	2,620	2,907,964
Series D, 5.00%, 1/01/40	1,535	1,664,784
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 1/01/43	9,420	10,445,650
(AGM), 5.00%, 1/01/31	1,000	1,090,110
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/35	625	714,588
Series A, 5.00%, 1/01/38	10,750	12,013,555
Series A, 5.00%, 1/01/43	610	670,506
Series E, 5.25%, 1/01/40	2,525	2,669,758
New Jersey State Turnpike Authority, Refunding RB, Series A, 5.00%, 1/01/35	1,000	1,109,620
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (e)	4,140	1,661,796
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30	1,250	1,320,363
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 6/15/30	6,570	6,714,737
Transportation Program, Series AA, 5.00%, 6/15/38	5,935	5,959,393
Transportation Program, Series AA, 5.25%, 6/15/41	2,960	3,040,423
Transportation System, 6.00%, 12/15/38	1,950	2,070,568
Transportation System, Series A, 6.00%, 6/15/35	6,030	6,484,662
Transportation System, Series A, 5.88%, 12/15/38	3,650	3,845,494
Transportation System, Series A, 5.50%, 6/15/41	5,500	5,661,040
Transportation System, Series A (AGC), 5.63%, 12/15/28	1,250	1,340,825

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series A (AGC), 5.50%, 12/15/38	$1,000	$1,052,610
Transportation System, Series AA, 5.50%, 6/15/39	5,520	5,773,478
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	6,026,800
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	2,700	3,031,506
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	2,300	2,406,329
152nd Series, AMT, 5.25%, 11/01/35	240	248,801
166th Series, 5.25%, 7/15/36	4,000	4,471,560
172nd Series, AMT, 5.00%, 10/01/34	1,500	1,637,805

		96,034,725
Utilities — 1.6%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/31 (e)	6,000	3,637,620
Total Municipal Bonds in New Jersey		291,175,411

New York — 0.1%
Transportation — 0.1%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, 5.00%, 10/15/41	250	267,395

Puerto Rico — 1.1%
Tobacco — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds:
5.50%, 5/15/39	1,275	1,276,913
5.63%, 5/15/43	1,220	1,220,695
Total Municipal Bonds in Puerto Rico		2,497,608
Total Municipal Bonds — 131.0%		293,940,414

4	BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey — 30.6%
County/City/Special District/School District — 6.9%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	$1,440	$1,645,214
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	12,820	13,808,679

		15,453,893
Education — 1.0%
Rutgers — The State University of New Jersey, RB, Series F, 5.00%, 5/01/19 (c)	2,011	2,170,752
State — 7.1%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	6,729,395
New Jersey EDA, RB, School Facilities Construction (AGC) (c):
6.00%, 12/15/18	3,550	3,839,890
6.00%, 12/15/18	50	54,338
New Jersey EDA, Refunding RB, Series NN, School Facilities Construction, 5.00%, 3/01/29 (g)	5,230	5,376,406

		16,000,029
Transportation — 15.6%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (g)	8,820	9,856,703
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,100	4,188,560
Series B, 5.25%, 6/15/36 (g)	5,001	5,116,229

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	$11,257	$12,039,945
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	3,764	3,901,713

		35,103,150
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.6%		68,727,824
Total Long-Term Investments (Cost — $344,252,537) — 161.6%		362,668,238

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (h)(i)	680,324	680,460
Total Short-Term Securities (Cost — $680,460) — 0.3%		680,460
Total Investments (Cost — $344,932,997*) — 161.9%		363,348,698
Other Assets Less Liabilities — 1.6%		3,790,804
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.1)%		(40,748,746)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.4)%		(101,982,231)

Net Assets Applicable to Common Shares — 100.0%		$224,408,525

* As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$304,832,639

Gross unrealized appreciation		$20,237,885
Gross unrealized depreciation		(2,364,128)

Net unrealized appreciation		$17,873,757

Notes to Schedule of Investments

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

(d)	When-issued security.

(e)	Zero-coupon bond.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 1, 2020, is $14,350,925.

(h)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,170,614	(3,490,290)	680,324	$680,460	$1,373	$1,481	—

[1]	Includes net capital gain distributions.

(i)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(41)	5-Year U.S. Treasury Note	June 2017	$4,854,656	$(20,545)
(102)	10-Year U.S. Treasury Note	June 2017	$12,823,313	(104,645)
(67)	Long U.S. Treasury Bond	June 2017	$10,248,906	(128,922)
(7)	Ultra U.S. Treasury Bond	June 2017	$1,140,563	(15,302)
Total				$(269,414)

6	BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$362,668,238	—	$362,668,238
Short-Term Securities	$680,460	—	—	680,460

Total	$680,460	$362,668,238	—	$363,348,698

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(269,414)	—	—	$(269,414)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(40,642,302)	—	$(40,642,302)
VRDP Shares at Liquidation Value	—	(102,200,000)	—	(102,200,000)

Total	—	$(142,842,302)	—	$(142,842,302)

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 22, 2017